Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Exchange Rates for U.S. Dollars into Euros Applicable for Translation of NXP's Financial Statements

The following table sets out the exchange rates for U.S. dollars into euros applicable for translation of NXP’s financial statements for the periods specified.

	$ per € 1
	period end	average(1)	high	low
2016	1.0474	1.1065	1.0474	1.1423
2015	1.0915	1.1150	1.0869	1.2155
2014	1.2155	1.3262	1.2155	1.3857

(1)	The average of the noon-buying rate at the end of each fiscal month during the period presented.

Gross Notional Amounts by Currency

The gross notional amounts by currency were as follows:

	2016	2015
Euro	459	4
Chinese renminbi	45	(28)
Japanese yen	35	26
Malaysian ringgit	73	60
Taiwan dollar	94	78
Thai baht	43	30
Other	40	43

	789	213